UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002

Name:   John Khoury
Title:  Managing Member
Phone:  (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


/s/ John Khoury                 New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        17

Form 13F Information Table Value Total: $   197,763
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.   Form 13F File Number              Name

1.       028-13112                     Wesley Capital Master Fund, Ltd.
2.       028-13111                     Wesley Capital QP, LP
3.       028-13110                     Wesley Capital, LP




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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                          COLUMN  2      COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (X$1000)   PRN AMT  PRN CALL  DISCRETION      MNGRS   SOLE     SHARED NONE
BGC PARTNERS INC              CL A              05541T101   1,730     782,700  SH       Shared-Defined  1,2,3     782,700
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  32,502   2,537,200  SH       Shared-Defined  1,2,3   2,537,200
GENERAL ELECTRIC CO           COM               369604103     103       2,500  SH  PUT  Shared-Defined  1,2,3       2,500
HILLTOP HOLDINGS INC          COM               432748101  13,773   1,208,165  SH       Shared-Defined  1,2,3   1,208,165
ISTAR FINL INC                COM               45031U101   2,389     850,000  SH       Shared-Defined  1,2,3     850,000
KKR FINANCIAL HLDGS LLC       COM               48248A306   2,011   2,285,000  SH       Shared-Defined  1,2,3   2,285,000
M D C HLDGS INC               COM               552676108   3,114     100,000  SH       Shared-Defined  1,2,3     100,000
MFA FINANCIAL INC             COM               55272X102  48,951   8,325,000  SH       Shared-Defined  1,2,3   8,325,000
MAGUIRE PPTYS INC             COM               559775101   3,086   4,286,586  SH       Shared-Defined  1,2,3   4,286,586
POST PPTYS INC                COM               737464107   6,169     608,400  SH       Shared-Defined  1,2,3     608,400
RECKSON OPER PARTNERSHIP L P  DEB   4.000% 6/1  75621LAJ3   8,742  10,000,000  PRN      Shared-Defined  1,2,3  10,000,000
SPDR GOLD TRUST               GOLD SHS          78463V107   5,868      65,000  SH       Shared-Defined  1,2,3      65,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106   2,434   3,528,000  SH       Shared-Defined  1,2,3   3,528,000
TAUBMAN CTRS INC              COM               876664103   5,964     350,000  SH       Shared-Defined  1,2,3     350,000
TEJON RANCH CO DEL            COM               879080109  46,126   2,231,565  SH       Shared-Defined  1,2,3   2,231,565
UNITED DOMINION REALTY TR IN  NOTE  4.000%12/1  910197AK8     880   1,000,000  PRN      Shared-Defined  1,2,3   1,000,000
VORNADO RLTY L P              DBCV  3.625%11/1  929043AE7  13,921  17,500,000  PRN      Shared-Defined  1,2,3  17,500,000




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